NUVEEN OHIO                                                               NUVEEN
INSURED UNIT TRUST 143                                                       949


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: July 8, 1997
4.89 - 5.09%
ESTIMATED LONG-TERM RETURN:
4.92 - 5.18%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.69 to $97.71 depending on the purchase amount
Cusip           67102G 464 monthly payment plan
Numbers         67102G 472 quarterly payment plan
                67102G 480 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-19                                            14.3%
2020-24                                            34.2%
2025+                                              51.5%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 07/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.89%
     Tax Equivalent Yield                          8.29%

Treasury Bonds
     Yield                                         6.63%
     Tax Equivalent Yield                          7.17%

Corporate Bonds
     Yield                   7.35%

 *COMPARES TRUST AS OF 07/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 07/03/97. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS OHIO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued by the Ohio    2006 at 102  AAA   Aaa
              Turnpike Commission, 5.50% Due 2/15/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 93.50% of principal amount.)
     500,000  City of Cleveland, Ohio, Parking Facilities Refunding Revenue Bonds, Series  2006 at 102 AAA   Aaa
              1996, 5.50% Due 9/15/22.
     500,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,  2006 at 102 AAA   Aaa
              Series 1996A (University Hospitals Health System, Inc. Project), 5.625% Due
              1/15/21.
     500,000  City of Dayton, Ohio, Airport Revenue Refunding Bonds, Series 1995 (James   2005 at 101  AAA   Aaa
              M. Cox Dayton International Airport), 5.25% Due 12/1/15.
     200,000  City of Huber Heights, Ohio, Water System Revenue Bonds, Series 1995, 0.00%  No Optional AAA   Aaa
              Due 12/1/22. (Original issue discount bonds delivered on or about September      Call
              29, 1995 at a price of 19.031% of principal amount.)
     500,000  Kent State University (Ohio), General Receipts Bonds, Series 1996, 5.50%    2006 at 102  AAA   Aaa
              Due 5/1/28.
     500,000  County of Lorain, Ohio, Hospital Facilities Revenue Bonds, Series 1997B     2007 at 102  AAA   Aaa
              (Catholic Healthcare Partners), 5.50% Due 9/1/27. (Original issue discount bonds delivered on or about May 15, 1997 at a price of 94.711% of principal amount.)
     300,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM OHIO AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 07/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.69     4.90 %      4.89%   4.92%   4.92%   4.95%   4.94%   4.97 %
 500 / $50,000              100.54     4.75        4.90    4.93    4.93    4.96    4.95    4.98
 1,000 / $100,000           100.27     4.50        4.91    4.95    4.94    4.98    4.96    5.00
 2,500 / $250,000           100.01     4.25        4.92    4.97    4.96    5.00    4.98    5.02
 5,000 / $500,000            99.23     3.50        4.96    5.03    5.00    5.06    5.01    5.08
 10,000 / $1,000,000         98.72     3.00        4.99    5.06    5.02    5.09    5.04    5.11
 25,000 / $2,500,000         98.22     2.50        5.01    5.10    5.05    5.13    5.07    5.15
 50,000 / $5,000,000         97.71     2.00        5.04    5.13    5.07    5.16    5.09    5.18

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   36.0%   41.0%      44.0%
         4.89  % 7.24%   7.64%   8.29%      8.73 %
         4.90    7.26    7.66    8.31       8.75
         4.91    7.27    7.67    8.32       8.77
         4.92    7.29    7.69    8.34       8.79
         4.96    7.35    7.75    8.41       8.86
         4.99    7.39    7.80    8.46       8.91
         5.01    7.42    7.83    8.49       8.95
         5.04    7.47    7.88    8.54       9.00

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .3146
 Monthly plan            9/15/97       .4104   $ 4.9252
 Quarterly plan         11/15/97      1.2384
                         2/15/98      1.2384     4.9572
 Semi-annual plan       11/15/97      1.2438
                         5/15/98      2.4876     4.9762
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.73 =  99.275
 investment       offering price     # of units
 (as of           and accrued        purchased
 07/07/97)        interest
 99.275       X   $4.9252        =   $488.95
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 226                                                       949


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: July 8, 1997
4.92 - 5.12%
ESTIMATED LONG-TERM RETURN:
4.95 - 5.23%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.3 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.51 to $97.54 depending on the purchase amount
Cusip           6706H7 227 monthly payment plan
Numbers         6706H7 235 quarterly payment plan
                6706H7 243 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2019-20                                            18.6%
2021-22                                            24.3%
2023-24                                            28.5%
2025-26                                            14.3%
2027+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 07/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.92%
     Tax Equivalent Yield                          7.94%

Treasury Bonds
     Yield                                         6.63%
     Tax Equivalent Yield                          6.82%

Corporate Bonds
     Yield                   7.35%

 *COMPARES TRUST AS OF 07/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 07/03/97. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2007 at 100 AAA   Aaa
              sylvania), Revenue Bonds, State System of Higher Education, Series O,
              5.125% Due 6/15/24.
     500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2007 at 102 AAA   Aaa
              sylvania), Bryn Mawr College Revenue Bonds, Series of 1997, 5.625% Due
              12/1/27.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer  2007 at 102  AAA   Aaa
              Revenue Bonds, Series of 1997, 5.375% Due 12/1/24. (When issued.)
     500,000  Delaware County Authority (Commonwealth of Pennsylvania), Hospital Revenue  2005 at 102  AAA   Aaa
              Bonds, Series of 1995 (Delaware County Memorial Hospital), 5.50% Due
              8/15/19. (Original issue discount bonds delivered on or about July 27, 1995 at a price of 94.645% of principal amount.)
     500,000  County of Lycoming, Pennsylvania, General Obligation Bonds, Series of 1997,  2007 at 100 AAA   Aaa
              5.80% Due 11/15/22.
     350,000  Valley View School District (Lackawanna County, Pennsylvania), General      2006 at 100  AAA   Aaa
              Obligation Bonds, Series of 1996A, 5.00% Due 11/15/21. (Original issue discount bonds delivered on or about May 7, 1996 at a price of 88.083% of principal amount.)
     150,000  Valley View School District, Lackawanna County, Pennsylvania, General       No Optional  AAA   Aaa
              Obligation Bonds, Series of 1994, 0.00% Due 11/15/19. (Original issue           Call
              discount bonds delivered on or about December 20, 1994 at a price of 16.57%
              of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM PENNSYLVANIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 07/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.51     4.90 %      4.92%   4.95%   4.95%   4.99%   4.97%   5.01 %
 500 / $50,000              100.36     4.75        4.93    4.96    4.96    5.00    4.98    5.02
 1,000 / $100,000           100.09     4.50        4.94    4.98    4.97    5.02    4.99    5.04
 2,500 / $250,000            99.83     4.25        4.96    5.00    4.99    5.04    5.01    5.06
 5,000 / $500,000            99.06     3.50        4.99    5.06    5.03    5.10    5.05    5.12
 10,000 / $1,000,000         98.55     3.00        5.02    5.09    5.05    5.13    5.07    5.15
 25,000 / $2,500,000         98.04     2.50        5.05    5.13    5.08    5.17    5.10    5.19
 50,000 / $5,000,000         97.54     2.00        5.07    5.16    5.10    5.20    5.12    5.23

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         4.92  % 7.03%   7.34%   7.94%      8.41 %
         4.93    7.04    7.36    7.95       8.43
         4.94    7.06    7.37    7.97       8.44
         4.96    7.09    7.40    8.00       8.48
         4.99    7.13    7.45    8.05       8.53
         5.02    7.17    7.49    8.10       8.58
         5.05    7.21    7.54    8.15       8.63
         5.07    7.24    7.57    8.18       8.67

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .3160
 Monthly plan            9/15/97       .4122   $ 4.9471
 Quarterly plan         11/15/97      1.2447
                         2/15/98      1.2447     4.9791
 Semi-annual plan       11/15/97      1.2492
                         5/15/98      2.4984     4.9981
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.55 =  99.453
 investment       offering price     # of units
 (as of           and accrued        purchased
 07/07/97)        interest
 99.453       X   $4.9471        =   $492.00
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)